INVENTORIES	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5:-	INVENTORIES
	December 31,
	2013	2014

Raw materials	$5,931	$6,794
Finished products	7,880	7,942

	$13,811	$14,736

In the years ended December 31, 2012, 2013 and 2014, the Group wrote-off inventories in a total amount of $2,306, $1,746 and $82, respectively.